Loans, financing and debentures (Details 2) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Maturities of short- and long-term loans	R$ 514,113	R$ 285,853
1 year [member]
Statement Line Items [Line Items]
Maturities of short- and long-term loans	217,274	76,608
2 years [member]
Statement Line Items [Line Items]
Maturities of short- and long-term loans	198,793	78,326
3 years [member]
Statement Line Items [Line Items]
Maturities of short- and long-term loans	51,670	51,283
4 years [member]
Statement Line Items [Line Items]
Maturities of short- and long-term loans	22,098	50,909
5 years [member]
Statement Line Items [Line Items]
Maturities of short- and long-term loans	8,269	21,999
Above five years [Member]
Statement Line Items [Line Items]
Maturities of short- and long-term loans	R$ 16,009	R$ 6,728